INCOME TAXES (Income Tax Rate - Narrative) (Details) - USD ($)	1 Months Ended					12 Months Ended								36 Months Ended
	Jan. 31, 2013	Oct. 31, 2011	Dec. 31, 2010	Nov. 30, 2008	Jan. 31, 2008	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Sep. 30, 2014
Income Taxes [Line Items]
Period for which preferential tax rate is applicable as a state-encouraged high-new technology enterprise	8 years
Preferential tax rate as a state-encouraged high-new technology enterprise (as a percent)						15.00%	15.00%	15.00%
Preferential tax rate upon the entity being recognized as a local government encouraged enterprise (as a percent)							25.00%
Percentage of revenues considered taxable as per deemed-profit-rate method						12.00%
Additional amount payable if deemed-profit-rate method is not allowed							$ 138,750	$ 164,919
CHINA [Member]
Income Taxes [Line Items]
Statutory income tax rate (as a percent)					25.00%
Lower rate applicable and transition to new rate period						5 years
HONG KONG [Member]
Income Taxes [Line Items]
Statutory income tax rate (as a percent)						16.50%
Vision China Media Group [Member]
Income Taxes [Line Items]
Period for which preferential tax rate is applicable as a state-encouraged high-new technology enterprise		3 years		3 years										6 years
Preferential tax rate as a state-encouraged high-new technology enterprise (as a percent)							15.00%	15.00%	15.00%		15.00%	15.00%	15.00%
Beijing Eastlong Technology Development Co Ltd [Member]
Income Taxes [Line Items]
Statutory income tax rate (as a percent)							25.00%
Period for which preferential tax rate is applicable as a state-encouraged high-new technology enterprise			3 years
Preferential tax rate as a state-encouraged high-new technology enterprise (as a percent)									15.00%	15.00%	15.00%
Shenzhen Huadingshi Digital Technology Co Ltd [Member]
Income Taxes [Line Items]
Period for which preferential tax rate is applicable as a state-encouraged high-new technology enterprise											3 years
Preferential tax rate as a state-encouraged high-new technology enterprise (as a percent)							15.00%	15.00%	15.00%
Jiangxi Huashi Media Advertising Co Ltd [Member]
Income Taxes [Line Items]
Percentage of revenues considered taxable as per deemed-profit-rate method							16.00%	16.00%	16.00%
Additional amount payable if deemed-profit-rate method is not allowed								$ 140,000
Luzhou Huashi Digital Technology Co Ltd [Member]
Income Taxes [Line Items]
Preferential tax rate upon the entity being recognized as a local government encouraged enterprise (as a percent)							25.00%	15.00%	7.50%	7.50%	7.50%
Shenzhen Hdtv Industry Investment Co Ltd [Member]
Income Taxes [Line Items]
Preferential tax rate during the transition period (as a percent)							25.00%			24.00%	22.00%	20.00%
Digital Media Group Company Limited [Member]
Income Taxes [Line Items]
Preferential tax rate during the transition period (as a percent)							25.00%			24.00%	22.00%	20.00%
China Digital Technology Consulting Co Ltd [Member]
Income Taxes [Line Items]
Preferential tax rate during the transition period (as a percent)										24.00%	22.00%	20.00%